Shares - Share purchase program (Details) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 09, 2021	Dec. 31, 2022	Apr. 11, 2022
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		2,195,646
2022 NCIB
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares to be purchased (in shares)			2,113,054
Common shares
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		2,195,646
Common shares | 2022 NCIB
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		2,113,054
Increase (decrease) as a result of the retirement of shares		$ 16,824
Common shares | 2021 NCIB
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)	82,592
Increase (decrease) as a result of the retirement of shares	$ 665
Additional paid-in capital | 2022 NCIB
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares		$ 15,827
Additional paid-in capital | 2021 NCIB
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	$ 816